Other operating income and costs (Tables)	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Schedule of expenses by nature

	2022	2021¹	2020¹
	£m	£m	£m
(Gain) on disposal of St William Homes LLP (note 5)	(228)	—	—
Depreciation, amortisation and impairment	1,830	1,485	1,435
Payroll costs	1,794	1,638	1,558
Purchases of electricity	1,280	1,130	1,403
Purchases of gas	1,666	1,250	1,316
Property and other taxes	1,202	1,105	1,100
UK Electricity Balancing costs	3,152	1,875	1,317
Other	3,215	2,456	2,718
Other operating (income)/costs	13,911	10,939	10,847
Provision for bad and doubtful debts	167	325	234
Total operating costs from continuing operations	14,078	11,264	11,081
Operating costs from continuing operations include:
Inventory consumed	436	312	315
Research and development expenditure	11	12	9
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
(a) Payroll costs

	2022	2021¹	2020¹
	£m	£m	£m
Wages and salaries[2]	2,563	2,170	2,081
Social security costs	201	156	152
Defined contribution scheme costs	81	67	62
Defined benefit pension costs	185	126	125
Share-based payments	38	23	16
Severance costs (excluding pension costs)	5	9	1
	3,073	2,551	2,437
Less: payroll costs capitalised	(1,279)	(913)	(879)
Total payroll costs from continuing operations	1,794	1,638	1,558
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
2.    Included within wages and salaries are US other post-retirement benefit costs of £39 million (2021: £43 million; 2020: £45 million). For further information refer to note 25.

Schedule of additional information
(b) Number of employees

	31 March 2022	Monthly average 2022	31 March 2021¹	Monthly average 2021[1]	31 March 2020¹	Monthly average 2020[1]
UK	11,960	11,393	4,468	4,333	4,185	4,095
US	17,332	17,314	17,026	16,821	16,748	16,679
Total number of employees (continuing operations)	29,292	28,707	21,494	21,154	20,933	20,774
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
4. Other operating income and costs continued
(c) Key management compensation

	2022	2021	2020
	£m	£m	£m
Short-term employee benefits	7	7	7
Compensation for loss of office	—	—	1
Post-employment benefits	1	1	1
Share-based payments	5	4	3
Total key management compensation	13	12	12
Auditors’ remuneration is presented below in accordance with the requirements of the Companies Act 2006 and the principal accountant fees and services disclosure requirements of Item 16C of Form 20-F:

	2022	2021	2020
	£m	£m	£m
Audit fees payable to the Parent Company’s auditors and their associates in respect of:
Audit of the Parent Company’s individual and consolidated financial statements[1]	2.7	2.5	1.9
The auditing of accounts of any associate of the Company	8.9	8.1	8.7
Other services supplied[2]	7.3	6.4	6.3
	18.9	17.0	16.9
Total other services[3]
All other fees:
Other assurance services[4]	0.9	0.8	0.6
Other non-audit services not covered above[5]	0.1	2.0	0.5
	1.0	2.8	1.1
Total auditors’ remuneration	19.9	19.8	18.0
1.    Audit fees in each year represent fees for the audit of the Company’s financial statements and regulatory reporting for the years ended 31 March 2022, 2021 and 2020.
2.    Other services supplied represent fees payable for services in relation to other statutory filings or engagements that are required to be carried out by the auditors. In particular, this includes fees for reports under section 404 of the US Public Company Accounting Reform and Investor Protection Act of 2002 (Sarbanes-Oxley), audit reports on regulatory returns and the review of interim financial statements for the six-month periods ended 30 September 2021, 2020 and 2019 respectively.
3.    There were no tax compliance or tax advisory fees and no audit-related fees as described in Item 16C(b) of Form 20-F.
4.    In all years, principally relates to assurance services provided in relation to comfort letters for debt issuances and, in 2021, also includes amounts related to capacity market auction monitoring services.
5.    For 2021, includes the class 1 Circular in respect of the acquisition of WPD announced on 18 March 2021. In 2020, other assurance services include auction monitor work on Contracts for Difference, a review of controls over our data on New York customers and IT project assurance.